CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Share capital [member]	Addiitonal paid in capital [member]	Retained earnings [member]	Currency translation adjustments [member]		OCI from equity accounted investments [member]	Attributable to equity holders [member]	Non-controling interest [member]
Equity beginning balance at Dec. 31, 2016	$ 35,099	$ 1,156	$ 6,607	$ 32,573	$ (5,264)		$ 0	$ 35,072	$ 27
Net income/(loss)	4,598			4,590				4,590	8
Other comprehensive income/(loss)	1,741			71	1,710		(40)	1,741
Total comprehensive income/(loss)	6,339
Dividends	(1,534)	24	1,333	(2,891)				(1,534)
Other equity transactions	(19)		(8)	0				(8)	(10)
Equity ending balance at Dec. 31, 2017	39,885	1,180	7,932	34,343	(3,554)		(40)	39,861	25
Net income/(loss)	7,538			7,535				7,535	3
Other comprehensive income/(loss)	(1,681)			(24)	(1,652)		(5)	(1,681)
Total comprehensive income/(loss)	5,857
Dividends	(2,726)	5	333	(3,064)				(2,726)
Other equity transactions	(27)		(19)	0				(19)	(8)
Equity ending balance at Dec. 31, 2018	42,990	1,185	8,247	38,790	(5,206)		(44)	42,970	19
Net income/(loss)	1,851			1,843				1,843	8
Other comprehensive income/(loss)	323			330	(51)	[1]	44	323
Total comprehensive income/(loss)	2,174
Dividends	(3,453)	0	0	(3,453)				(3,453)
Share buy-back	(500)		(500)					(500)
Other equity transactions	(52)		(15)	(29)				(44)	(7)
Equity ending balance at Dec. 31, 2019	$ 41,159	$ 1,185	$ 7,732	$ 37,481	$ (5,257)		$ 0	$ 41,139	$ 20

[1]	Refer to note 17 Shareholders’ equ ity and dividends.